Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net earnings	$ 9,177	$ 9,633	$ 9,388
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	5,423	6,053	6,889
Reduction of provision for loan losses	(1,206)	(17)	(699)
Deferred income taxes	(547)	673	178
Gain on sale of investment securities	1,097	0	(266)
Gain on sale of other real estate	(81)	(363)	(5)
Write-down of other real estate	17	118	627
Restricted stock expense	932	487	389
Proceeds from sales of loans held for sale	67,764	50,770	40,898
Origination of loans held for sale	(69,324)	(53,544)	(40,020)
Change in:
Cash surrender value of life insurance	(406)	(421)	(419)
Other assets	(818)	(408)	(2,534)
Other liabilities	211	882	(12,509)
Net cash provided by operating activities	12,239	13,863	1,917
Cash flows from investing activities:
Purchases of investment securities available for sale	(12,707)	(19,220)	(32,851)
Proceeds from sales, calls and maturities of investment securities available for sale	4,053	5,475	36,148
Proceeds from paydowns of investment securities available for sale	20,675	22,732	20,202
Purchases of other investments	(255)	(6)	0
FHLB stock redemption	1,256	401	959
Net change in loans	(36,116)	(43,441)	(36,692)
Purchases of premises and equipment	(1,610)	(2,354)	(3,120)
Proceeds from sale of other real estate and repossessions	1,083	6,287	3,456
Net cash used by investing activities	(23,621)	(30,126)	(11,898)
Cash flows from financing activities:
Net change in deposits	60,743	17,475	15,339
Net change in securities sold under agreement to repurchase	8,560	(20,556)	3,034
Proceeds from FHLB borrowings	6,000	20,001	0
Repayments of FHLB borrowings	(29,500)	(26,501)	(15,000)
Proceeds from FRB borrowings	1	1	1
Repayments of FRB borrowings	(1)	(1)	(1)
Proceeds from Fed Funds Purchased	9,112	5,192	2,602
Repayments of Fed Funds Purchased	(9,112)	(5,192)	(2,602)
Stock options exercised	0	0	37
Common stock repurchased	(1,984)	(1,917)	(82)
Cash dividends paid on common stock	(2,106)	(1,574)	(1,022)
Net cash (used) provided by financing activities	41,713	(13,072)	2,306
Net change in cash and cash equivalents	30,331	(29,335)	(7,675)
Cash and cash equivalents at beginning of period	39,763	69,098	76,773
Cash and cash equivalents at end of period	70,094	39,763	69,098
Cash paid during the year for:
Interest	3,415	3,518	4,388
Income taxes	2,028	2,278	1,939
Noncash investing and financing activities:
Change in unrealized (loss) gain on investment securities available for sale, net	(2,523)	57	6,625
Transfer of loans to other real estate and repossessions	563	4,825	4,415
Financed portion of sale of other real estate	0	60	374
Accrued redemption of Series A Preferred Stock	$ 0	$ 0	$ (12,524)